Consolidated Statement of Financial Position - ARS ($) $ in Millions	Jun. 30, 2026	Jun. 30, 2025
Non-current assets
Investment properties	$ 3,469,474	$ 3,210,643
Property, plant and equipment	925,756	951,768
Trading properties	252,004	166,561
Intangible assets	41,443	38,060
Right of use assets	171,382	162,976
Biological assets	64,623	58,164
Investment in associates and joint ventures	276,449	250,453
Deferred income tax assets	24,216	17,202
Income tax credit	16	101
Restricted assets	5,343	0
Trade and other receivables	153,977	234,680
Investment in financial assets	29,785	37,168
Derivative financial instruments	6,136	3,297
Total non-current assets	5,420,604	5,131,073
Current assets
Trading properties	17,758	47,670
Biological assets	152,422	141,135
Inventories	250,220	236,926
Income tax credit	1,726	1,618
Trade and other receivables	605,852	591,414
Investment in financial assets	504,919	302,103
Derivative financial instruments	6,673	9,056
Cash and cash equivalents	284,465	335,011
Total current assets	1,824,035	1,664,933
TOTAL ASSETS	7,244,639	6,796,006
SHAREHOLDERS' EQUITY
Shareholders' equity (according to corresponding statement)	1,454,933	1,296,194
Non-controlling interest	1,699,574	1,660,273
TOTAL SHAREHOLDERS' EQUITY	3,154,507	2,956,467
Non-current liabilities
Trade and other payables	77,399	103,334
Borrowings	1,457,642	1,078,201
Deferred income tax liabilities	1,142,791	1,153,256
Provisions	48,864	43,311
Payroll and social security liabilities	1,145	167
Lease liabilities	111,476	118,119
Derivative financial instruments	5,700	5,298
Total non-current liabilities	2,845,017	2,501,686
Current liabilities
Trade and other payables	499,800	441,400
Borrowings	565,145	715,495
Provisions	6,055	7,004
Payroll and social security liabilities	51,262	50,838
Income tax liabilities	70,430	75,785
Lease liabilities	49,676	42,547
Derivative financial instruments	2,747	4,784
Total Current liabilities	1,245,115	1,337,853
TOTAL LIABILITIES	4,090,132	3,839,539
TOTAL SHAREHOLDERS' EQUITY AND LIABILITIES	$ 7,244,639	$ 6,796,006